Derivatives and Hedging Activities (Details) - Schedule of balance sheet classification and fair values of derivative instruments € in Thousands, $ in Thousands	Sep. 30, 2026 USD ($)	Sep. 30, 2026 EUR (€)	Dec. 31, 2025 USD ($)
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 79,900	€ 16,200
Fair value	935		$ 59
Notional amount	114,019		190,661
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Balance Sheet Location [Axis]: us-gaap:AccountsPayableAndOtherAccruedLiabilitiesCurrent
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(79)		(175)
Notional amount of derivative liability	30,431		99,514
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Balance Sheet Location [Axis]: us-gaap:OtherAssetsCurrent
Derivatives, Fair Value [Line Items]
Fair value derivative asset	13		15
Notional amount of derivative asset	49,486		5,680
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Balance Sheet Location [Axis]: us-gaap:AccountsPayableAndOtherAccruedLiabilitiesCurrent | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset			235
Fair value derivative liability	(36)
Notional amount of derivative liability	6,185		29,587
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Balance Sheet Location [Axis]: us-gaap:OtherAssetsCurrent | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset			55,880
Fair value derivative asset	1,037		$ 454
Notional amount of derivative asset	$ 27,917